                               December 15, 1999

                               Delchester Series
                                  Devon Series
                            Emerging Markets Series
                            Growth and Income Series
                          International Equity Series
                                  REIT Series
                             Small Cap Value Series
                            Social Awareness Series
                                  Trend Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the Series' company has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series, except Delchester Series, reflects applicable voluntary expense caps and would be lower without the voluntary caps.


                    Delchester Series                 -2.68%
                    Devon Series                     -12.18%
                    Emerging Markets Series           20.56%
                    Growth and Income Series          -4.42%
                    International Equity Series        6.44%
                    REIT Series                       -2.61%
                    Small Cap Value Series            -6.22%
                    Social Awareness Series           -1.65%
                    Trend Series                      27.05%

The Financial highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                                              Growth
                                                                                   Emerging     and    International
                                                          Delchester   Devon       Markets     Income       Equity       REIT
                                                           Series      Series       Series     Series       Series      Series
Net asset value, beginning of period                       $8.460     $15.440       $5.810     $19.420      $16.480      $9.100

Income (loss) from investment operations:

Net investment income                                       0.386       0.043       0.0662       0.167        0.235(2)    0.152

Net realized and unrealized gain (loss) on
 investments and foreign currencies                        (0.335)     (0.079)       1.427       0.834        1.097       0.118
                                                         --------     -------       ------    --------     --------      ------

Total from investment operations                            0.051      (0.036)       1.493       1.001        1.332       0.270
                                                         --------     -------       ------    --------     --------      ------

Less dividends and distributions:

Dividends from net investment income                       (0.391)     (0.090)      (0.133)     (0.161)      (0.356)         --

Distributions from net realized gain on
  investments                                              (0.050)     (0.174)          --      (1.480)      (0.026)         --
                                                         --------     -------       ------    --------     --------      ------

Total dividends and distributions                          (0.441)     (0.264)      (0.133)     (1.641)      (0.382)         --
                                                         --------     -------       ------    --------     --------      ------

Net asset value, end of period                             $8.070     $15.140       $7.170     $18.780      $17.430      $9.370
                                                         ========     =======       ======    ========     ========      ======

Total return                                                0.57%      (0.10%)      26.56%       5.79%        8.30%       5.25%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $121,144     $93,927       $8,956    $604,114     $255,757      $9,094

Ratio of expenses to average net assets                     0.70%       0.76%        1.49%       0.71%        0.89%       0.85%

Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                                    N/A       0.77%        1.64%       0.72%        0.90%       1.00%

Ratio of net investment income to
  average net assets                                        9.34%       0.95%        2.19%       1.84%        2.83%       5.02%

Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid indirectly                     N/A       0.94%        2.04%       1.83%        2.82%       4.87%

Portfolio turnover                                            92%         43%          19%        120%           0%         50%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                           [TABLE RESTUBED FOR ABOVE]

                                                           Small
                                                            Cap        Social
                                                           Value      Awareness     Trend
                                                           Series      Series       Series
Net asset value, beginning of period                      $16.450     $14.550     $19.760

Income (loss) from investment operations:

Net investment income                                       0.083       0.014      (0.023)

Net realized and unrealized gain (loss) on
 investments and foreign currencies                         0.482       0.656       4.165
                                                         --------     -------    --------

Total from investment operations                            0.565       0.670       4.142
                                                         --------     -------    --------

Less dividends and distributions:

Dividends from net investment income                       (0.195)     (0.060)     (0.002)

Distributions from net realized gain on
  investments                                              (0.080)       --        --
                                                         --------     -------    --------

Total dividends and distributions                          (0.275)     (0.060)     (0.002)
                                                         --------     -------    --------

Net asset value, end of period                            $16.740     $15.160     $23.900
                                                         ========     =======    ========

Total return                                                3.69%       4.63%      20.97%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $103,101     $33,588    $219,907

Ratio of expenses to average net assets                     0.85%       0.84%       0.83%

Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                                    N/A       0.89%       0.84%

Ratio of net investment income to
  average net assets                                        1.04%       0.30%      (0.27%)

Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid indirectly                     N/A       0.25%      (0.28%)

Portfolio turnover                                            49%         28%        104%

                               December 15, 1999

                               Delchester Series
                                  Devon Series
                            Emerging Markets Series
                                  REIT Series
                             Small Cap Value Series
                                  Trend Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the Series' company has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series, except Delchester Series, reflects applicable voluntary expense caps and would be lower without the voluntary caps.

                   Delchester Series                -2.68%
                   Devon Series                    -12.18%
                   Emerging Markets Series          20.56%
                   REIT Series                      -2.61%
                   Small Cap Value Series           -6.22%
                   Trend Series                     27.05%

The Financial highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                                   Emerging                Small Cap
                                                         Delchester    Devon        Markets      REIT        Value       Trend
                                                           Series      Series       Series      Series       Series      Series
Net asset value, beginning of period                       $8.460     $15.440       $5.810      $9.100      $16.450     $19.760

Income (loss) from investment operations:

Net investment income                                       0.386       0.043        0.066(2)    0.152        0.083      (0.023)

Net realized and unrealized gain (loss) on
  investments and foreign currencies                       (0.335)     (0.079)       1.427       0.118        0.482       4.165
                                                         --------     -------       ------      ------     --------    --------

Total from investment operations                            0.051      (0.036)       1.493       0.270        0.565       4.142
                                                         --------     -------       ------      ------     --------    --------

Less dividends and distributions:

Dividends from net investment income                       (0.391)     (0.090)      (0.133)         --       (0.195)     (0.002)

Distributions from net realized gain
  on investments                                           (0.050)     (0.174)          --          --       (0.080)         --
                                                         --------     -------       ------      ------     --------    --------

Total dividends and distributions                          (0.441)     (0.264)      (0.133)         --       (0.275)     (0.002)
                                                         --------     -------       ------      ------     --------    --------

Net asset value, end of period                             $8.070     $15.140       $7.170      $9.370      $16.740     $23.900
                                                         ========     =======       ======      ======     ========    ========

Total return                                                0.57%      (0.10%)      26.56%       5.25%        3.69%      20.97%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $121,144     $93,927       $8,956      $9,094     $103,101    $219,907

Ratio of expenses to average net assets                     0.70%       0.76%        1.49%       0.85%        0.85%       0.83%

Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly             N/A       0.77%        1.64%       1.00%          N/A       0.84%

Ratio of net investment income to average
  net assets                                                9.34%       0.95%        2.19%       5.02%        1.04%      (0.27%)

Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                                    N/A       0.94%        2.04%       4.87%          N/A      (0.28%)

Portfolio turnover                                            92%         43%          19%         50%          49%        104%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                               December 15, 1999

                               Delchester Series
                                  Devon Series
                          International Equity Series
                                  REIT Series
                             Small Cap Value Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the Series' company has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series, except Delchester Series, reflects applicable voluntary expense caps and would be lower without the voluntary caps.


                   Delchester Series                  -2.68%
                   Devon Series                      -12.18%
                   International Equity Series         6.44%
                   REIT Series                        -2.61%
                   Small Cap Value Series             -6.22%

The Financial highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                                    International             Small Cap
                                                             Delchester   Devon        Equity        REIT       Value
                                                              Series      Series       Series       Series      Series
Net asset value, beginning of period                           $8.460     $15.440      $16.480      $9.100      $16.450

Income (loss) from investment operations:

Net investment income                                           0.386       0.043        0.235(2)    0.152         0.083

Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.335)     (0.079)       1.097       0.118        0.482
                                                             --------     -------     --------      ------     --------

Total from investment operations                                0.051      (0.036)       1.332       0.270        0.565
                                                             --------     -------     --------      ------     --------

Less dividends and distributions:

Dividends from net investment income                           (0.391)     (0.090)      (0.356)         --       (0.195)

Distributions from net realized gain on investments            (0.050)     (0.174)      (0.026)         --       (0.080)
                                                             --------     -------     --------      ------     --------

Total dividends and distributions                              (0.441)     (0.264)      (0.382)         --       (0.275)
                                                             --------     -------     --------      ------     --------

Net asset value, end of period                                 $8.070     $15.140      $17.430      $9.370      $16.740
                                                             ========     =======     ========      ======     ========

Total return                                                    0.57%      (0.10%)       8.30%       5.25%        3.69%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $121,144     $93,927     $255,757      $9,094     $103,101

Ratio of expenses to average net assets                         0.70%       0.76%        0.89%       0.85%        0.85%

Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         N/A       0.77%        0.90%       1.00%          N/A

Ratio of net investment income to average net assets            9.34%       0.95%        2.83%       5.02%        1.04%

Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                 N/A       0.94%        2.82%       4.87%          N/A

Portfolio turnover                                                92%         43%           0%         50%          49%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                               December 15, 1999

                               Global Bond Series
                            Growth and Income Series
                                  Trend Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the Series' company has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

                   Global Bond Series                 -1.44%
                   Growth and Income Series           -4.42%
                   Trend Series                       27.05%

The Financial highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                              Global     Growth
                                                               Bond        and         Trend
                                                              Series   Income Series   Series
Net asset value, beginning of period                          $10.680     $19.420      $19.760

Income (loss) from investment operations:

Net investment income                                           0.292(2)    0.167       (0.023)

Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.466)      0.834        4.165
                                                              -------    --------     --------

Total from investment operations                               (0.174)      1.001        4.142
                                                              -------    --------     --------

Less dividends and distributions:

Dividends from net investment income                           (0.334)     (0.161)      (0.002)

Distributions from net realized gain on investments            (0.062)     (1.480)          --
                                                              -------    --------     --------

Total dividends and distributions                              (0.396)     (1.641)      (0.002)
                                                              -------    --------     --------
Net asset value, end of period                                $10.110     $18.780      $23.900
                                                              =======    ========     ========

Total return                                                   (1.64%)      5.79%       20.97%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $22,190    $604,114     $219,907

Ratio of expenses to average net assets                         0.84%       0.71%        0.83%

Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         N/A       0.72%        0.84%

Ratio of net investment income to average net assets            5.64%       1.84%       (0.27%)

Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                 N/A       1.83%       (0.28%)

Portfolio turnover                                               106%        120%         104%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                               December 15, 1999

                            Emerging Markets Series
                             Small Cap Value Series
                                  Trend Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the Series' company has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

                   Emerging Markets Series            20.56%
                   Small Cap Value Series             -6.22%
                   Trend Series                       27.05%

The Financial highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                    Emerging  Small Cap
                                                                    Markets     Value        Trend
                                                                    Series      Series       Series
Net asset value, beginning of period                                $5.810     $16.450      $19.760

Income (loss) from investment operations:

Net investment income                                                0.066(2)    0.083       (0.023)

Net realized and unrealized gain (loss) on investments
  and foreign currencies                                             1.427       0.482        4.165
                                                                    ------     -------      -------
Total from investment operations                                     1.493       0.565        4.142
                                                                    ------     -------      -------
Less dividends and distributions:

Dividends from net investment income                                (0.133)     (0.195)      (0.002)

Distributions from net realized gain on investments                     --      (0.080)          --
                                                                    ------     -------      -------
Total dividends and distributions                                   (0.133)     (0.275)      (0.002)
                                                                    ------     -------      -------
Net asset value, end of period                                      $7.170     $16.740      $23.900
                                                                    ======     =======      =======
Total return                                                        26.56%       3.69%       20.97%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                             $8,956    $103,101     $219,907

Ratio of expenses to average net assets                              1.49%       0.85%        0.83%

Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                            1.64%         N/A        0.84%

Ratio of net investment income to average net assets                 2.19%       1.04%       (0.27%)

Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                    2.04%         N/A       (0.28%)

Portfolio turnover                                                     19%         49%         104%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.